Shareholders' Equity - Movements in the number of options outstanding (Details) - Share options	12 Months Ended
	Dec. 31, 2024 EUR (€) Option Y € / shares	Dec. 31, 2023 EUR (€) Option Y € / shares	Dec. 31, 2022 Y Option € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | €	€ 1.51	€ 2.14
Term options	10 years
Option life, share options granted | Y	5	5	5
Stock options outstanding, beginning of year | Option	11,186,240	11,279,210	7,643,143
Granted | Option	1,377,780	1,793,449	5,230,405
Forfeited | Option	(179,259)	(276,272)	(1,177,622)
Exercised | Option	(300,036)	(337,746)	(1,590)
Expired | Option	(412,933)	(1,272,401)	(415,126)
Stock options outstanding, end of the year | Option	11,671,792	11,186,240	11,279,210
Exercisable stock options, end of the year | Option	8,152,467	6,679,018	5,235,914
Average exercise price, beginning of year (in euro per share)	€ 3.1	€ 3.66	€ 6.13
Granted (in euro per share)	1.94	2.76	0.89
Forfeited (in euro per share)	1.61	4.62	5.84
Exercised (in euro per share)	0.79	1.07	2.72
Expired (in euro per share)	4.05	7.8	7.94
Average exercise price, end of the year (in euro per share)	3.38	3.1	€ 3.66
Options exercised during the year	€ 2.09	€ 1.45
Weighted average life	6 years 3 months 18 days	6 years 9 months 18 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 0.64	€ 0.6
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 21.06	€ 19.8